Income Taxes - Disclosure of nature and effect of the temporary differences giving rise to the deferred income tax assets (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax asset	$ 0	$ 0
Non-capital loss carry-forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax asset	19,554,411	17,573,889
Capital assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax asset	292,163	390,739
Right of use assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax asset	(1,278,500)	(1,677,298)
Lease liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax asset	1,553,523	1,868,405
Warranty provision [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax asset	692,793	705,376
Deferred revenue [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax asset	13,837	1,097,524
Share issue costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax asset	226,843	205,154
Other carryforward balances [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax asset	1,471,309	1,154,718
Unrecognized deferred income tax asset [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax asset	$ (22,526,379)	$ (21,318,507)